Credit from Banks and Others (Yearly movement in Credit from Banks and Others) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Balance at the begining of the year	$ 2,559	$ 2,442
Receipt of long-term debt	1,175	657	$ 1,746
Repayments of long-term debt	(1,133)	(689)	(2,115)
Repayment of short-term debit, net	(52)	(183)	(283)
Interest paid	109	115	103
Receipt from transactions in derivatives designated as a cash flow hedge	24	0	0
Initial recognition of lease liability	80	353
Interest expenses	120	125	117
Effect of changes in foreign exchange rates	84	48
Change in fair value of cash flow hedges	(53)	(42)	0
Other changes	(35)	(37)
Balance at the end of the year	$ 2,660	$ 2,559	$ 2,442